Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 226,740	$ 194,804	$ 183,615
Total assets	277,995	271,567	263,066
Total liabilities	146,119	143,995	140,609
Mexico and Central America
Disclosure of operating segments [line items]
Total assets	172,711	170,543	165,887
Total liabilities	113,554	115,738	113,727
South America
Disclosure of operating segments [line items]
Total assets	105,284	101,024	97,179
Total liabilities	32,565	28,257	26,882
Mexico | Mexico and Central America
Disclosure of operating segments [line items]
Revenues	106,911	94,762	87,833
Total assets	152,236	149,421	148,068
Total liabilities	108,073	109,945	109,086
Brazil | South America
Disclosure of operating segments [line items]
Revenues	63,944	53,051	56,191
Total assets	77,026	74,163	70,376
Total liabilities	24,003	20,440	19,148
Colombia | South America
Disclosure of operating segments [line items]
Revenues	16,799	14,180	12,049
Total assets	14,607	15,132	15,993
Total liabilities	3,902	3,395	3,262
Argentina | South America
Disclosure of operating segments [line items]
Revenues	10,917	8,408	5,468
Total assets	7,344	6,087	5,039
Total liabilities	2,378	2,013	1,842
Uruguay | South America
Disclosure of operating segments [line items]
Revenues	4,078	3,371	3,124
Total assets	6,307	5,642	5,771
Total liabilities	$ 2,282	$ 2,409	$ 2,630